Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
pay versus performance table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive Compensation Actually Paid (“CAP”) and certain financial performance of the Company. For further information concerning the Company’s variable pay-for-performance
philosophy and how the Company aligns executive compensation with the Company’s performance, refer to “Executive Compensation–Compensation Discussion and Analysis” starting on page 43.

	CEO pay		Other NEO pay		Value of initial fixed $100 investment based on:		Other performance measures
Year	Summary compensation table total for CEO (1)	CAP for CEO (2)	Average summary compensation table total for non-CEO NEOs (1)	Average CAP for non-CEO NEOs (2)	Total stockholder return (3)	Peer Group total stockholder return (3)(4)	Net income (billions) (5)	Return on capital employed (ROCE) (6)

2025	$26,828,240	$17,696,603	$9,227,056	$6,733,836	$222	$275	$12.3	6.6%

2024	$32,716,940	$32,819,290	$7,940,633	$8,381,055	$202	$230	$17.7	10.1%

2023	$27,385,655	$(23,775,565)	$9,582,811	$(3,233,256)	$199	$228	$21.4	11.9%

2022	$24,192,742	$87,365,079	$8,065,929	$25,159,420	$231	$218	$35.5	20.3%

2021	$22,610,285	$54,351,572	$8,654,188	$17,681,842	$146	$139	$15.6	9.4%

(1)
Represents amounts reported for Mr. Wirth and the average of the amounts reported in the “Summary Compensation Table” in the “Total” column for the NEOs as a group (excluding Mr. Wirth). The NEOs (excluding Mr. Wirth) included for purposes of calculating the average amounts in each applicable year are as follows: for 2025, Ms. Bonner and Messrs. Nelson, Pate, and Neff; for 2024, Ms. Bonner and Messrs. Nelson, Hearne, Pate, and Breber; for 2023, Messrs. Breber, Nelson, Hearne, and Pate; for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021, Messrs. Breber, Johnson, Geagea, and Nelson.

(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth or the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column were calculated by making the following adjustments to amounts
reported in the “Summary Compensation Table” in the “Total” column:

	CEO	Average non-CEO NEOs

Reported summary compensation table total	$ 26,828,240	$ 9,227,056

Less reported value of equity awards (a)	$ 17,901,635	$ 4,813,129

Plus year-end fair value of equity awards granted in the year and unvested at year-end (b)	$ 13,379,577	$ 3,597,283

Plus year over year change in fair value of outstanding and unvested equity awards (b)	$ (2,123,336)	$ (574,551)

Plus fair value as of vesting date of equity awards granted and vested in the year (b)	$ —	$ —

Plus year over year change in fair value of equity awards granted in prior years that vested in the year (b)	$ 1,231,190	$ 283,436

Less fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year (b)	$ 3,526,125	$ 835,096

Plus value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation (b)	$ —	$ —

Less reported change in the actuarial present value of pension benefits (c)	$ 1,079,652	$ 461,686

Plus pension service cost (d)	$ 888,344	$ 310,523

Plus prior service cost (e)	$ —	$ —

CAP	$ 17,696,603	$ 6,733,836

(a)	Represents the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents the following adjustments: (i) the addition of
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718.

(c)	Represents the amount reported in the “Summary Compensation Table” in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents the actuarially determined service cost under the CRP and RRP for services rendered during the applicable year (the “service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner, amounts include U.K. pension benefits.

(e)
Represents the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner amounts include U.K. pension benefits.

(3)	Represents, for each applicable year, cumulative total stockholder return beginning December 31, 2020, at market close.

(4)	Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies. The average cumulative TSR is weighted by each peer’s market cap as of the beginning of each year.

(5)	Figures rounded.

(6)
ROCE is calculated by dividing earnings (adjusted for
after-tax
interest expense and noncontrolling interests) by the average of total debt, noncontrolling interests, and Chevron Corporation stockholders’ equity for the year.

Company Selected Measure Name	ROCE
Named Executive Officers, Footnote	for 2025, Ms. Bonner and Messrs. Nelson, Pate, and Neff; for 2024, Ms. Bonner and Messrs. Nelson, Hearne, Pate, and Breber; for 2023, Messrs. Breber, Nelson, Hearne, and Pate; for 2022, Messrs. Breber, Johnson, Nelson, and Pate; and for 2021, Messrs. Breber, Johnson, Geagea, and Nelson.
Peer Group Issuers, Footnote	Competitor Peer Group refers to BP, ExxonMobil, Shell, and TotalEnergies.
PEO Total Compensation Amount	$ 26,828,240	$ 32,716,940	$ 27,385,655	$ 24,192,742	$ 22,610,285
PEO Actually Paid Compensation Amount	$ 17,696,603	32,819,290	(23,775,565)	87,365,079	54,351,572
Adjustment To PEO Compensation, Footnote
(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth or the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column were calculated by making the following adjustments to amounts
reported in the “Summary Compensation Table” in the “Total” column:

	CEO	Average non-CEO NEOs

Reported summary compensation table total	$ 26,828,240	$ 9,227,056

Less reported value of equity awards (a)	$ 17,901,635	$ 4,813,129

Plus year-end fair value of equity awards granted in the year and unvested at year-end (b)	$ 13,379,577	$ 3,597,283

Plus year over year change in fair value of outstanding and unvested equity awards (b)	$ (2,123,336)	$ (574,551)

Plus fair value as of vesting date of equity awards granted and vested in the year (b)	$ —	$ —

Plus year over year change in fair value of equity awards granted in prior years that vested in the year (b)	$ 1,231,190	$ 283,436

Less fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year (b)	$ 3,526,125	$ 835,096

Plus value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation (b)	$ —	$ —

Less reported change in the actuarial present value of pension benefits (c)	$ 1,079,652	$ 461,686

Plus pension service cost (d)	$ 888,344	$ 310,523

Plus prior service cost (e)	$ —	$ —

CAP	$ 17,696,603	$ 6,733,836

(a)	Represents the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents the following adjustments: (i) the addition of
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718.

(c)	Represents the amount reported in the “Summary Compensation Table” in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents the actuarially determined service cost under the CRP and RRP for services rendered during the applicable year (the “service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner, amounts include U.K. pension benefits.

(e)
Represents the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner amounts include U.K. pension benefits.

Non-PEO NEO Average Total Compensation Amount	$ 9,227,056	7,940,633	9,582,811	8,065,929	8,654,188
Non-PEO NEO Average Compensation Actually Paid Amount	$ 6,733,836	8,381,055	(3,233,256)	25,159,420	17,681,842
Adjustment to Non-PEO NEO Compensation Footnote
(2)
Amounts for each fiscal year do not reflect the actual amount of compensation earned by or paid to Mr. Wirth or the NEOs as a group (excluding Mr. Wirth) during the applicable year. In accordance with SEC rules, the amounts reported in this column were calculated by making the following adjustments to amounts
reported in the “Summary Compensation Table” in the “Total” column:

	CEO	Average non-CEO NEOs

Reported summary compensation table total	$ 26,828,240	$ 9,227,056

Less reported value of equity awards (a)	$ 17,901,635	$ 4,813,129

Plus year-end fair value of equity awards granted in the year and unvested at year-end (b)	$ 13,379,577	$ 3,597,283

Plus year over year change in fair value of outstanding and unvested equity awards (b)	$ (2,123,336)	$ (574,551)

Plus fair value as of vesting date of equity awards granted and vested in the year (b)	$ —	$ —

Plus year over year change in fair value of equity awards granted in prior years that vested in the year (b)	$ 1,231,190	$ 283,436

Less fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year (b)	$ 3,526,125	$ 835,096

Plus value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation (b)	$ —	$ —

Less reported change in the actuarial present value of pension benefits (c)	$ 1,079,652	$ 461,686

Plus pension service cost (d)	$ 888,344	$ 310,523

Plus prior service cost (e)	$ —	$ —

CAP	$ 17,696,603	$ 6,733,836

(a)	Represents the sum of the amounts reported in the “Summary Compensation Table” in the “Stock Awards” and “Option Awards” columns.

(b)
Represents the following adjustments: (i) the addition of
year-end
fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year; (ii) the addition (or subtraction if negative) of the amount of change as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year; (iii) for awards that are granted and vest in same applicable year, the addition of the fair value as of the vesting date; (iv) for awards granted in prior years that vest in the applicable year, the addition (or subtraction if negative) of the amount equal to the change as of the vesting date (from the end of the prior fiscal year) in fair value; (v) for awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the applicable year, a deduction for the amount equal to the fair value at the end of the prior fiscal year; and (vi) the addition of the dollar value of any dividends or other earnings paid on stock or option awards in the applicable year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the applicable year. Equity award values are calculated in accordance with ASC Topic 718.

(c)	Represents the amount reported in the “Summary Compensation Table” in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column.

(d)
Represents the actuarially determined service cost under the CRP and RRP for services rendered during the applicable year (the “service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner, amounts include U.K. pension benefits.

(e)
Represents the entire cost of benefits granted in a plan amendment (or initiation) during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment or initiation (the “prior service cost”), calculated in accordance with U.S. GAAP. For Ms. Bonner amounts include U.K. pension benefits.

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR (cumulative and peer) (4)
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (4)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and ROCE (4)
Total Shareholder Return Vs Peer Group	Compensation Actually Paid and TSR (cumulative and peer) (4)
Tabular List, Table
financial performance measures
The three measures listed below are important financial performance measures used by the Company to link CAP to the NEOs, for the most recently completed fiscal year, to the Company’s performance. These financial measures are part of our short-term and long-term incentive plan design that reflects the Company’s philosophy to pay for absolute and competitive performance, in alignment with stockholder returns.

•	Earnings (1)
•	ROCE (2)
•	Free cash flow (3)

Total Shareholder Return Amount	$ 222	202	199	231	146
Peer Group Total Shareholder Return Amount	275	230	228	218	139
Net Income (Loss)	$ 12,300,000,000	$ 17,700,000,000	$ 21,400,000,000	$ 35,500,000,000	$ 15,600,000,000
Company Selected Measure Amount	0.066	0.101	0.119	0.203	0.094
PEO Name	Mr. Wirth
Measure:: 1
Pay vs Performance Disclosure
Name	Earnings
Measure:: 2
Pay vs Performance Disclosure
Name	ROCE
Measure:: 3
Pay vs Performance Disclosure
Name	Free cash flow
Non-GAAP Measure Description	Free cash flow is a non-GAAP financial measure. See Appendix A for a reconciliation to U.S. GAAP.
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,079,652)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	888,344
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,901,635)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,379,577
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,123,336)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,231,190
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,526,125)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(461,686)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	310,523
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,813,129)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,597,283
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(574,551)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	283,436
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(835,096)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0